Material accounting policies	12 Months Ended
Dec. 31, 2024
Material accounting policies
Material accounting policies

3.    Material accounting policies

The Group has consistently applied the following accounting policies to all the periods presented in these consolidated financial statements.

3.1     Foreign currency

3.1.1 Foreign currency transactions

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non‑monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non‑monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within finance costs.

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US$ at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into US$ at the exchange rates at the dates of the transactions.

Foreign currency differences are recognized in other comprehensive income and accumulated in the translation reserve. When a foreign operation is partially disposed of or sold, foreign exchange differences that were recognized in equity are recognized in the statement of profit or loss.

Transactions in foreign currencies are translated into the functional currency of Group companies using the exchange rate prevailing at the transaction date. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the statement of profit or loss as ‘‘financial income or expense”.

The statement of profit or loss, the statement of the financial position and the statement of changes in equity of the Group’s companies for which the functional currency is different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities are translated at the closing rate at the statement of financial position date.
(ii)	income and expenses are translated at the monthly average exchange rates, except for specific significant transactions that are translated at the rate at the transaction date; and
(iii)	capital, capital reserves and treasury stock of the Parent Company are translated at the rate at each transaction date.

3.1.2 Foreign operations

The Parent Company’s subsidiaries functional currencies are:

Subsidiaries	Country of origin	Functional currency
CI&T Delaware LLC	United States	Brazilian Reais (“R$”)
CI&T Software S.A. (“CI&T Brazil”)	Brazil	Brazilian Reais (“R$”)
CI&T Japan, Inc.	Japan	Yen (“JP¥”)
CI&T China Inc.	China	Yuan (“¥”)
CI&T Portugal Unipessoal Lda.	Portugal	Euro (“€”)
CI&T Australia PTY Ltd.	Australia	Australian dollar (“AU$”)
CINQ Inc.	United States	US dollars (“US$”)
CI&T Inc. (“CI&T US”)	United States	US dollars (“US$”)
CI&T Software Inc. (“CI&T Canada”)	Canada	Canadian dollar (“C$”)
CI&T UK Limited. (“CI&T UK”)	United Kingdom	Pound sterling (“£”)
CI&T Colombia	Colombia	Colombian peso (“COP$”)
CI&T Argentina S/A	Argentina	Argentinian peso (“ARS$”)
CI&T Financial Services Solutions, LLC	United States	US dollars (“US$”)
CI&T FinTech Services, Inc.	United States	US dollars (“US$”)
CI&T Ltd.	United Kingdom	Pound sterling (“£”)
CI&T Digital Ltd.	United Kingdom	Pound sterling (“£”)
Somo Global Inc.	United States	US dollars (“US$”)
Somo Global SAS.	Colombia	Colombian peso (“COP$”)
CI&T Philippines, Inc (c)	Philippines	Philippine peso (“S$”)
CI&T SG PTE. LTD. (“CI&T Singapore”) (c)	Singapore	Singapore dollar (“₱”)
Ideonyx Ltd (in liquidation)	United Kingdom	Pound sterling (“£”)
Somo Ltd (dormant)	United Kingdom	Pound sterling (“£”)
CI&T Oceania PTY Ltd (“CI&T Oceania”)	Australia	Australian dollar (“AU$”)

The main exchange rates used by the Group to translate its foreign operations are as follows:

	Closing rate
	December 31, 2024	December 31, 2023	December 31, 2022
US Dollars ("US$")	6.1923	4.8413	5.2177
Pound sterling (“£”)	7.7620	6.1586	6.2785
Euro (“€”)	6.4363	5.3516	5.5694
Australian Dollar (“AU$”)	3.8392	3.2882	3.5459

	Annual average rate
	December 31, 2024	December 31, 2023	December 31, 2022
US Dollars ("US$")	5.3920	4.9960	5.1643
Pound sterling (“£”)	6.8970	6.2124	6.3840
Euro	5.8340	5.4031	5.4391
Australian Dollar (“AU$”)	3.5583	3.3227	3.5858

3.2  Financial assets

Financial assets are recognized when the entity becomes a party to the contractual terms of the instrument. They are classified based on the characteristics of their cash flows and the asset business model. The table below illustrates the classification and measurement of financial assets:

Category	Initial measurement	Subsequent measurement
Amortized cost	Fair value, plus or minus costs directly attributable to its issuance or its acquisition.

These assets are subsequently measured at amortized cost under the effective interest method. The gross carrying amount is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Fair value through profit and loss.	Fair value	Changes in fair value are recognized in the statement of profit or loss.

3.2.1 Financial asset – Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a the portfolio level because this best reflects the way the business is managed and information is provided to Management. Information considered includes:

(i)	The stated policies and objectives set for the portfolio and the operation of those policies in practice. These include whether Management´s strategy focuses on achieving contractual interest income, maintaining a particular interest rate profile, matching the duration of financial assets with the duration of related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;
(ii)	How the performance of the portfolio is evaluated and reported to the Group's Management;
(iii)	The risks that affect the performance of the business model (and the financial assets held according to that business model) and how those risks are managed;

3.2.2 Financial asset – assessment whether contractual cash flows are solely payments of principal and interest

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

  Contingent events that would change the amount or timing of cash flows;
  Terms that may adjust the contractual coupon rate, including variable-rate features;
  Prepayment and extension features; and
  Terms that limit the Group's claim to cash flows from specified assets (e.g., non-recourse features).

Further details regarding financial measurement and presentation of the Group’s financial assets can be found in the specific notes on accounting policies.

3.2.3 Derecognition

Financial assets are derecognized when:

  The contractual rights to receive cash flows from the asset expires.
  The Group transfers the contractual rights to receive cash flows on a financial asset in a transaction in which: substantially all the risks and benefits of ownership of the financial asset or the Group neither transfers nor keeps substantially all the risks and benefits of ownership of the financial asset and does not have control over the financial asset.

3.2.4 Impairment of non-derivative financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is “credit-impaired” when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

  Significant financial difficulty of the debtor;
  A breach of contract such as a default or being more than 90 days past due; or
  It is probable that the debtor will enter bankruptcy or other financial reorganization.

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

3.2.5 Offsetting

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

3.3  Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, bank deposits and highly liquid short-term investments that mature within 90 days of the investment date. These investments are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. Securities classified in this group, by their very nature, are measured at fair value through profit or loss.

Resources that do not qualify as cash and cash equivalents are categorized as financial investments.

The financial investments include foreign currencies, which may be subject to a significant exchange rate variation once translated to US$.

3.4  Accounts receivable and contract assets

The Group classifies its rights to consideration in exchange for services provided as either an accounts receivable or a contract asset.

An accounts receivable represents an unconditional right to consideration, meaning that only the passage of time is required before payment is due. Accounts receivables are reported net of expected credit losses. Outstanding accounts receivable are reviewed periodically, and expected credit losses are established for the estimated amounts that may be uncollectible.

A contract asset represents a right to consideration that is conditional upon factors other than the passage of time. Contract assets primarily pertain to unbilled amounts. These assets are recorded when control has been transferred, but the Group does not possess an unconditional right to receive consideration. Contract assets are transferred to accounts receivable when the Group issues an invoice to the client.

Loss allowances for accounts receivable and contract asset are measured based on the estimate of lifetime expected credit losses. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating expected credit losses, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment, that includes forward-looking information. The Group periodically reviews the economic circumstances and market conditions to define the client´s credit risk is increasing.

The expected credit losses (“ECL”) are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).

3.5  Derivatives

Derivatives are initially recognized at fair value on the date the Group enters into a derivative contract and are subsequently remeasured at fair value. Any changes in fair value are recorded as financial expenses, net, except for derivatives designated as hedging instruments under cash flow hedge accounting, where changes in fair value are recognized in other comprehensive income.

At the inception of designated hedging relationships, the Group documents the relationship between the hedging instruments and the hedged items. This documentation includes the risk management objectives, the strategy for executing the transaction, and the methods that will be employed to assess the effectiveness of the hedging relationship.

For the fiscal years presented, the Group did not have any derivatives designated as hedging instruments under cash flow hedge accounting.

3.6  Restricted cash

The Group holds restricted cash resulting from business combinations to secure certain indemnity events. The classification of such assets as either current or non-current is determined in accordance with the contractual terms governing the release of funds to each party.

3.7  Income taxes

Income tax expenses comprise current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•         Temporary differences on the initial recognition of assets or liabilities in a transaction that:

-          is not a business combination; and

-       at the time of the transaction (i) affects neither accounting nor taxable profit or loss and (ii) does not give rise to equal taxable and deductible temporary differences;

•         Temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•         Taxable temporary differences arising from on the initial recognition of goodwill.

Deferred tax assets and liabilities are presented on a net basis when there is a legally enforceable right to offset them, provided they are under the jurisdiction of the same tax authority and pertain to the same taxable entity.

Deferred tax assets and liabilities are measured at the tax rates applicable in the period when it is expected that the asset will be realized or the liability will be settled, based on rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for each individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

The Group has analyzed relevant tax rulings from higher courts to determine if they conflict with the positions taken by the Group, as consequence no uncertain tax positions were identified. The Group conducts periodic evaluations of positions taken where uncertainties exist regarding the adopted tax treatment and will establish a provision, when applicable.

3.8  Property and equipment

Property and equipment acquired in the ordinary course of the Group’s operations are recorded at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, and is generally recognized in profit and loss.. The leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the estimated useful life of the improvement. Maintenance and repair costs are expensed as incurred. Any gain or loss on the disposal of an item of property, plant and equipment is recognized in profit or loss.

The estimated useful lives of property and equipment for current and comparative periods are as follows:

IT equipment	2 - 5 years
Furniture and fixtures	7-10 years
Leasehold improvements	1 - 8 years

The estimated useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

3.9  Intangible and goodwill

Group’s intangible assets are comprised of software, customer relationships, non-compete agreements and other.

Acquired intangible assets are measured at cost, while those from business combinations are recognized at fair value on the acquisition date. Subsequent to initial recognition, intangible assets are presented at cost reduced by the correspondent accumulated amortization and impairment losses, where applicable.

Software licenses are capitalized based on the costs incurred to acquire the software and prepare them to be ready for use and amortized over their expected benefit period.

Costs associated with software maintenance are recognized as expenses as incurred. Development costs directly attributable to the design and testing of identifiable and unique software products, controlled by the Group, are recognized as intangible assets.

Directly attributable costs, which are capitalized as a part of the software product, include the costs of employees allocated to software development and an appropriate portion of the applicable indirect expenses.

Other development costs that do not meet these criteria for capitalization are recognized as expenses as they are incurred. Development costs previously recognized as expenses are not recognized as assets in subsequent periods.

Software in progress is capitalized only if the expenditure can be measured reliably, the product or progress is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient intention and resources to complete development and use or sell the asset. Otherwise, it is recognized in profit and loss as incurred. Subsequent to initial recognition, intangible in progress is measured at cost less any accumulated impairment losses.

Intangible assets with definite useful lives are amortized on a straight-line basis over their economic useful lives. The amortization period and method are reviewed at least annually, and changes are applied prospectively. Amortization expenses for intangible assets with finite lives are recorded in the statement of profit or loss under the relevant expense function.

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. The estimated useful lives of intangible assets are as follows:

Intangible assets	December 31, 2024	December 31, 2023
Software	3 - 5 years	3 - 5 years
Customer relationship	4 – 19 years	4 – 19 years
Non-compete agreement	5 years	5 years
Other	20 years	1 - 20 years

3.9.1 Goodwill

Goodwill is allocated to cash-generating units (“CGU”) for impairment testing purposes. The allocation is made to the cash-generating units or groups of cash-generating units that are expected to benefit from the business combination from which the goodwill originated. Units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes. The lowest level at which goodwill is monitored for internal management purposes is based on its single operating segment (see note 28).

Goodwill is not subject to amortization and is reviewed for impairment at least annually, or more frequently if there are indicators that the business may be impaired. The recoverable amount of an asset or “CGU” is the greater of its value in use and its fair value less costs of disposal. Value in use is based on estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. If the recoverable amount of the business is less than its carrying amount, the impairment loss is first allocated to reduce the carrying amount of any goodwill associated with the business, and then to the other assets of the business on a pro-rata basis, based on the carrying amount of each asset.

Any impairment loss for goodwill is recognized directly in the statement of profit or loss.

The Group has not recognized any goodwill impairment loss for the years ended December 31, 2024, 2023, and 2022.

3.10   Impairment of non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than deferred tax assets and contract assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating units (“CGUs”).

The recoverable amount of an asset or CGU is the higher of its value in use and its fair value less costs of disposal. Value in use is based on estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro-rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

3.11   Leases

The Group assesses whether an arrangement qualifies as a lease or contains a lease at the inception date. When applicable, this results in the recognition of a right-of-use asset and a lease liability.

The right-of-use asset reflects the Group’s entitlement to utilize the underlying asset throughout the lease term. These assets are depreciated over the term of the contract, with the associated expense recognized in the statement of profit or loss.

Lease liabilities are initially measured at the present value of outstanding lease payments.

The present value of both the right-of-use asset and lease liabilities is determined by applying the readily determinable rate implicit in the lease. If this rate is not available, the incremental borrowing rate of the lessee is utilized.

Lease agreements may incorporate options to extend or terminate the lease. The Group includes such options in the lease term when it is reasonably certain that the option will be exercised. Right-of-use assets are recognized based on the initial measurement of lease liabilities, adjusted for initial direct costs and lease incentives.

The right-of-use assets are subject to impairment reviews whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Group has elected to apply the practical expedient for short-term lease recognition exemptions for all classes of lease assets with an original term of twelve months or less, except for the ones within real estate group.

The Group has elected to recognize leases of low-value as expenses on a straight-line basis over the lease term.

3.12  Financial liabilities – classification, subsequent measurement and gain and losses

Financial liabilities are measured at amortized cost or FVTPL. A financial liability is measured at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition, and the net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost under the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

3.12.1 Derecognition

Financial liabilities are derecognized when contractual obligations are withdrawn, canceled, or expired. The difference between the extinct book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in the consolidated statements of profit or loss.

3.13  Provisions for tax and labor risks

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

3.13.1 Disputes and litigation

The provision for disputes and litigation is recognized when it is probable that the Group will be required to make future payments as a result of past events. Such payments include, but are not limited to, the various claims and lawsuits initiated by third parties, relating to labor disputes, complaints from tax authorities and other judicial matters.

3.14  Employees and management profit sharing

Employees are eligible for profit sharing contingent upon specific targets established annually in an agreement with related Union. The anticipated profit-sharing amount to be disbursed is recognized in the statement of profit or loss, based on the likelihood of achieving the specified targets.

3.15  Share-based compensation

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

The fair value of the amount payable to employees in respect of cash settled arrangements, is recognized as an expense with a corresponding increase in liabilities, over the period during which the employees become unconditionally entitled to payment. The liability is remeasured at each reporting date and at settlement date based on the fair value of the shares. Any changes in the liability are recognized in profit or loss.

The grant date fair value for share-based arrangements is estimated using the Black-Scholes option-pricing valuation model. The Black-Scholes model requires the input of highly subjective assumptions, including the fair value of the Parent Company's shares, expected volatility, expected term, risk-free interest rate and dividend yield.

3.16  Shareholders’ equity

3.16.1 Share capital

In accordance with the Parent Company’s bylaws, the holders of the Class A common shares and Class B common shares have rights that differs in: (i) the holders of Class B common shares are entitled to ten votes per share, whereas holders of Class A common shares are entitled to one vote per share, (ii) Class B common shares have certain conversion rights and (iii) the holders of Class B common shares are entitled to maintain a proportional ownership interest in the event that additional Class A common shares are issued, however that such rights to purchase additional Class B common shares may only be exercised with Class B Shareholder . Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity.

3.16.2 Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value.

3.16.3 Treasury shares

Treasury shares represent the Parent Company’s repurchased shares that are held in treasury and are not considered outstanding. They are recorded at acquisition cost and disclosed as a reduction in capital share. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

3.16.4 Capital reserve

The capital reserves arise from the corporate restructuring that occurred in 2021, share-based payment arrangements and shares issuance costs.

3.16.5 Retained earnings reserve

It consists of undistributed profits from prior years that have been retained for the Group's future expansion, at the discretion of the Board of Directors.

The Parent Company has not adopted a dividend policy with respect to future distributions of dividends. The amount of any distributions will depend on many factors such as its results of operations, financial condition, cash requirements, prospects and other factors deemed relevant by the Board of Directors and, where applicable, its shareholders. As of December 31, 2024, the Parent Company retained all available funds to fund the development and expansion of its business and does not anticipate paying any cash dividends in the foreseeable future.

3.17  Other comprehensive income (loss)

Accumulated other comprehensive income (loss) consists of changes in the cumulative foreign currency translation adjustments and cash flow hedge unrealized effects, net of taxes.

3.18  Revenue from contracts with customers

Revenue is recognized when control of the services has been transferred to the customer, reflecting the consideration the Group anticipates receiving for those services. Control may be transferred either over time or at a specific point in time, depending on the fulfillment of the obligations specified in the contract. The expected consideration may include both fixed and variable components, which are allocated to each separately identifiable performance obligation based on their relative standalone selling prices. Estimating the amount of variable consideration involves assumptions and judgments that can significantly impact the revenue reported.

The Group generates revenue from a diverse range of service arrangements, such as the development of customizable software through the implementation of software solutions, including machine learning, artificial intelligence, analytics, cloud migration and mobility. Fees for these contracts may be structured as time-and-materials or fixed-price arrangements. The majority of the Group’s revenue is derived from time-and-materials contracts, which are billed based on hourly rates to determine the amounts charged directly to customers.

The following table provides details on the nature and timing of performance obligation satisfaction in customer contracts, including significant payment terms and the corresponding revenue recognition policies:

Type of service	Nature and timing of satisfaction of performance obligations	Revenue recognition
Services provision: software development; software maintenance; consulting.

The Group has established that the customer control all work in progress as services are provided. This determination arises from the nature of the contracts, which stipulate that services are provided based on the client's specifications. In the event of contract termination by the client, the Group is entitled to reimbursement for costs incurred to date, along with a reasonable margin.   Invoices are issued in accordance with the terms of the contracts. Any unbilled amounts are classified as contract assets.

The associated revenue and costs are recognized over time. The progress of the performance obligation is measured based on the hours incurred.
Type of service	Nature and timing of satisfaction of performance obligations	Revenue recognition
Software License Agency	The Group operates as an agent in software license agreements between the developer and the customer. Invoices related to agency fees are issued in accordance with the terms of the contract.	Revenue related to fees as agent is recognized as point in time when contracts are entered into.

3.19  Cost of services provided

This primarily includes salaries, bonuses, fringe benefits, stock-based compensation, travel costs related to projects, and fees for subcontractors assigned to customer projects. The salaries and other compensation expenses for the Group’s delivery professionals are recorded as cost of revenues, regardless of whether the employees are actively providing customer services during the reporting period. This group also comprises depreciation and amortization expenses.

3.20  Selling expenses

This group encompasses expenses related to the promotion and sale of the Group’s services. These expenses include salaries, bonuses, fringe benefits, stock-based compensation, severance for commercial personnel, travel costs, advertising, and other promotional activities.

3.21  General and administrative expenses

Consists of expenses associated with general and administrative functions of the business. These expenses include the costs of salaries, bonuses, fringe benefits, stock-based compensation, severance, accounting services, insurance and facilities.

3.22  Finance income and finance costs

The Group's finance income and finance costs include:

  Interest income;
  Interest expense;
  The net gain or loss on financial assets measured at fair value through profit or loss;
  The foreign currency gain or loss on financial assets and financial liabilities;
  Hedge ineffectiveness recognized in profit or loss; and
  The reclassification of net gains and losses previously recognized in other comprehensive income on cash flow hedges of foreign currency risk.

Interest income or expense is recognized using the effective interest method.

The 'effective interest rate' is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

  the gross carrying amount of the financial asset; or
  at the amortized cost of the financial liability.

In calculating interest income or expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or the amortized cost of the liability. However, for financial assets that have become credit-impaired after the initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

3.23  Earnings per share

Basic earnings per share (EPS) is calculated by dividing the income available to common shareholders by the weighted average number of shares of common stock outstanding during the period.

Diluted earnings per share is determined by dividing the income available to common shareholders by the weighted average number of shares of common stock outstanding during the period, adjusted for the additional shares that would have been outstanding if the potentially dilutive securities had been issued.

Potentially dilutive securities include outstanding stock options and unvested restricted stock. The potential dilutive effect of these securities is incorporated into the diluted earnings per share calculation using the treasury stock method.

3.24  Fair value measurement

‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date of the principal or, in its absence, the most advantageous market to which the Group has access at that date. The fair value of a liability reflects its non-performance risk.

When measuring the fair value of an asset or a liability, the Group uses observable market data as much as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: Quoted prices (not adjusted) in active markets for identical assets or liabilities.

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or liability fall into different levels, the measurement is categorized at the lowest significant input level.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the changes have occurred.

When available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is considered ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis. If no quoted price exists in an active market, the Group uses valuation techniques that maximize relevant observable inputs and minimize unobservable inputs, incorporating all factors that market participants would take into account when pricing a transaction.

If an asset or a liability measured at fair value has a bid price and an ask price, then the Group measures assets and long positions at a bid price and liabilities and short positions at an ask price.

The best evidence of the fair value of a financial instrument on initial recognition is usually the transaction price – i.e. the fair value of the consideration given or received. If the Group determines that fair value on initial recognition differs from the transaction price and this difference cannot be supported by a quoted price in an active market or by a valuation technique with insignificant unobservable inputs, the financial instrument is initially measured at fair value, adjusted to defer the difference. Subsequently, the difference is recognized in profit or loss over the life of the instrument but not later than when the valuation is entirely supported by observable market data or when the transaction is closed out.

Further information about the assumptions made in measuring fair values is included in the following notes:

  Note 19 – shared-based payment transactions; and
  Note 26 – financial instruments.

3.25 Non-derivative financial instruments and hedge accounting

The Group designates certain non-derivative financial instruments as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates.

At the inception of designated hedging relationships, the Group documents the risk management objective and strategy for undertaking the hedge. The Group also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and the hedging instrument are expected to offset each other.

3.25.1 Cash flow hedges

When a non-derivative financial instrument is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the non-derivative financial instrument is recognized in other comprehensive income (“OCI”) and accumulated in the hedging reserve. The effective portion of changes in the fair value of the non-derivative financial instrument that is recognized in OCI is limited to the cumulative change in fair value of the hedged item, determined on a present basis, from the inception of the hedge. Any ineffective portion of changes in the fair value of non-derivative financial instrument is recognized immediately in profit or loss, under the heading of “Net finance cost”.

The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of forward element of forward exchange contracts (forward points) is separately accounted for as a cost of hedging, recognized in other comprehensive income and accumulated in a separate component of equity.

When the hedged forecast transaction subsequently results in the recognition of a non-financial item such as financial investments, the amount accumulated in the hedging reserve and the cost of hedging reserve is included directly in the initial cost of the non-financial item when it is recognized.

For all other hedged forecast transactions, the amount accumulated in the hedging reserve and the cost of hedging reserve is reclassified to profit or loss, under the heading of “Net finance cost”, in the same period or periods during which the hedged expected future cash flows affect profit or loss.

If the hedge no longer meets the criteria for hedge accounting or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedge reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item’s cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss, under the heading of “Net finance cost”.

If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in the hedging reserve and the cost of hedging reserve are immediately reclassified to profit or loss, under the heading of “Net finance cost”.

Additionally, when a financial instrument designated as a hedging instrument expires or is settled, the Group may replace it with another financial instrument, in order to ensure the continuity of the hedging relationship. Similarly, when a transaction designated as a hedged item takes place, the Group may designate the financial instrument that hedged that transaction as a hedging instrument in a new hedging relationship. The effective amount of gain or loss on the instrument is accounted in OCI and the ineffective amount under the heading of “Net finance cost”, with the accumulated gains and losses recognized in profit or loss. The ineffective portion of exchange rate variations arising from hedging instruments is recognized in profit or loss for the period, under the heading of “Net finance cost”.